SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Segments [Line Items]
Silver sales	$ 97,257	$ 74,733
Gold sales	70,022	65,554
Less: smelting and refining costs	(1,959)	(1,826)
Total revenue	165,320	138,461
Salaries, wages and benefits	27,569	20,949
Direct costs	62,455	53,482
Depreciation and depletion	23,977	28,136
Royalties	13,783	8,154
Write down of inventory to NRV	1,168	405
Total cost of sales	128,952	111,126
Care and maintenance costs	1,356	5,233
Severance costs	870	0
Impairment (reversal of impairment)	(16,791)	424
Earnings (loss) before taxes	29,688	(1,054)
Current income tax expense (recovery)	3,481	2,993
Deferred income tax expense (recovery)	12,252	(5,206)
Total income tax expense (recovery)	15,733	(2,213)
Profit (loss)	13,955	1,159
Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	15,240	10,915
Direct costs	39,075	31,346
Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,716	4,037
Direct costs	18,798	15,180
Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	9,560	6,297
Direct costs	11,174	7,780
Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	421	330
Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	26,974	29,357
Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(3,368)	(630)
Direct costs	(6,592)	(824)
Depreciation and depletion	(2,997)	(1,221)
Corporate [Member]
Disclosure Of Segments [Line Items]
Gold sales	0	0
Less: smelting and refining costs	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Care and maintenance costs	0	0
Severance costs	0
Impairment (reversal of impairment)	0	0
Earnings (loss) before taxes	(2,605)	(12,976)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Profit (loss)	(2,605)	(12,976)
Corporate [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Corporate [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
Corporate [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Exploration [Member]
Disclosure Of Segments [Line Items]
Silver sales	0	0
Gold sales	0	0
Less: smelting and refining costs	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Care and maintenance costs	0	0
Severance costs	0
Impairment (reversal of impairment)	0	0
Earnings (loss) before taxes	(10,648)	(7,323)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Profit (loss)	(10,648)	(7,323)
Exploration [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Exploration [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0
Exploration [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Silver sales	85,854	65,501
Gold sales	22,638	17,458
Less: smelting and refining costs	0	0
Total revenue	108,492	82,959
Salaries, wages and benefits	14,295	10,267
Direct costs	37,646	30,540
Depreciation and depletion	7,943	8,785
Royalties	13,165	7,407
Write down of inventory to NRV	539	0
Total cost of sales	73,588	56,999
Care and maintenance costs	0	886
Severance costs	0
Impairment (reversal of impairment)	0	2,576
Earnings (loss) before taxes	34,904	27,650
Current income tax expense (recovery)	3,206	2,007
Deferred income tax expense (recovery)	9,924	(5,811)
Total income tax expense (recovery)	13,130	(3,804)
Profit (loss)	21,774	31,454
Guanacevi [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	8,352	5,825
Direct costs	25,253	18,324
Guanacevi [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	3,303	1,846
Direct costs	12,220	9,549
Guanacevi [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,406	2,721
Direct costs	5,981	3,461
Guanacevi [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	180	114
Guanacevi [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	11,842	9,223
Guanacevi [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(2,946)	(239)
Direct costs	(5,808)	(794)
Depreciation and depletion	(3,899)	(438)
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Silver sales	10,149	7,471
Gold sales	38,645	33,970
Less: smelting and refining costs	(1,715)
Total revenue	47,079	40,048
Salaries, wages and benefits	10,120	7,305
Direct costs	18,956	14,599
Depreciation and depletion	13,491	8,947
Royalties	265	197
Write down of inventory to NRV	357	0
Total cost of sales	43,189	31,048
Care and maintenance costs	0	832
Severance costs	0
Impairment (reversal of impairment)	0	0
Earnings (loss) before taxes	3,890	8,168
Current income tax expense (recovery)	275	918
Deferred income tax expense (recovery)	2,328	774
Total income tax expense (recovery)	2,603	1,692
Profit (loss)	1,287	6,476
Bolanitos [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,574	3,660
Direct costs	11,076	9,108
Bolanitos [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,799	1,275
Direct costs	5,373	3,427
Bolanitos [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	3,331	2,434
Direct costs	3,813	2,484
Bolanitos [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	180	108
Bolanitos [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	13,696	9,341
Bolanitos [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(764)	(172)
Direct costs	(1,306)	(420)
Depreciation and depletion	(205)	(394)
El Compas [Member]
Disclosure Of Segments [Line Items]
Silver sales	1,254	1,761
Gold sales	8,739	14,126
Less: smelting and refining costs	(244)	(433)
Total revenue	9,749	15,454
Salaries, wages and benefits	3,154	3,377
Direct costs	5,853	8,343
Depreciation and depletion	2,543	10,404
Royalties	350	550
Write down of inventory to NRV	272	405
Total cost of sales	12,172	23,079
Care and maintenance costs	497	504
Severance costs	870
Impairment (reversal of impairment)	0	3,000
Earnings (loss) before taxes	(3,790)	(11,129)
Current income tax expense (recovery)	0	68
Deferred income tax expense (recovery)	0	(169)
Total income tax expense (recovery)	0	(101)
Profit (loss)	(3,790)	(11,028)
El Compas [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,314	1,430
Direct costs	2,746	3,914
El Compas [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	614	916
Direct costs	1,205	2,204
El Compas [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	823	1,142
Direct costs	1,380	1,835
El Compas [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	61	108
El Compas [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	1,436	10,793
El Compas [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	342	(219)
Direct costs	522	390
Depreciation and depletion	1,107	(389)
El Cubo [Member]
Disclosure Of Segments [Line Items]
Silver sales	0	0
Gold sales	0	0
Less: smelting and refining costs	0	(1,393)
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	3	0
Write down of inventory to NRV	0	0
Total cost of sales	3	0
Care and maintenance costs	859	3,011
Severance costs	0
Impairment (reversal of impairment)	(16,791)	0
Earnings (loss) before taxes	15,929	(3,011)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Profit (loss)	15,929	(3,011)
El Cubo [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
El Cubo [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
El Cubo [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
El Cubo [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
El Cubo [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
El Cubo [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Terronera [Member]
Disclosure Of Segments [Line Items]
Silver sales	0	0
Gold sales	0	0
Less: smelting and refining costs	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Care and maintenance costs	0	0
Severance costs	0
Impairment (reversal of impairment)	0	0
Earnings (loss) before taxes	(7,992)	(2,433)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Profit (loss)	(7,992)	(2,433)
Terronera [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Direct costs	0	0
Terronera [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Terronera [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Terronera [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Terronera [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
Terronera [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	$ 0	$ 0